Capital structure, Share Capital, Movement in Issued Capital (Details) $ in Thousands		12 Months Ended
		Jun. 30, 2023 USD ($) Vote shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the financial year (in shares) | shares		2,091,299,420	1,896,676,204	1,680,202,466
Balance at the beginning of the financial year		$ 254,273	$ 174,390	$ 114,927
Ordinary shares (in shares) | shares		0	145,862,742	210,526,316
Ordinary shares		$ 0	$ 71,793	$ 61,472
Ordinary shares non-cash (in shares) | shares		0	0	2,766,272
Ordinary shares non-cash		$ 0	$ 0	$ 272
Exercise of unlisted options (in shares) | shares	[1]	0	40,500,000	0
Exercise of unlisted options	[1]	$ 0	$ 9,006	$ 0
Performance rights vested (in shares) | shares	[2]	7,518,847	8,260,474	3,181,150
Performance rights vested	[2]	$ 1,103	$ 1,012	$ 419
Share issue costs		$ (12)	$ (1,928)	$ (2,700)
Balance at the end of the financial period (in shares) | shares		2,098,818,267	2,091,299,420	1,896,676,204
Balance at the end of the financial period		$ 255,364	$ 254,273	$ 174,390
Number of votes by member or proxy | Vote		1
Number of votes per share | Vote		1

[1]	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
[2]	Ordinary shares issued to employees upon vesting of performance rights